Short-term loan - Schedule Of Short Term Debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 150,000	$ 23,538	¥ 0